TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 56.5%
	FEDERAL HOME LOAN MORTGAGE CORP. - 15.9% (a)
171,251	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	189,853
708,346	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	760,881
911,651	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	980,140
172,360	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	189,529
538,000	Freddie Mac Multifamily Structured Pass Through Cert K013 A2 (c,d)		3.9740	1/25/2021	547,910
1,000,000	Freddie Mac Multifamily Structured Pass Through Cert K029 A2 (c)		3.3200	2/25/2023	1,060,312
229,592	Freddie Mac Multifamily Structured Pass Through Cert K725 A1 (c)		2.6660	5/25/2023	238,084
212,224	Freddie Mac Multifamily Structured Pass Through Cert KF06 A (b,c)	LIBOR01M +0.33	1.8452	11/25/2021	209,042
238,623	Freddie Mac Multifamily Structured Pass Through Cert KF14 A (b,c)	LIBOR01M +0.65	2.1652	1/25/2023	236,490
975,763	Freddie Mac Multifamily Structured Pass Through Cert KF72 A (b,c)	LIBOR01M +0.50	2.0153	11/25/2026	979,896
47,919	Freddie Mac Multifamily Structured Pass Through Cert KI01 A (b,c)	LIBOR01M +0.16	1.6752	9/25/2022	47,170
2,655,000	Freddie Mac Multifamily Structured Pass Through Cert KJ20 A2 (c)		3.7990	12/25/2025	3,037,956
1,890,000	Freddie Mac Multifamily Structured Pass Through Cert KJ21 A2 (c)		3.7000	9/25/2026	2,172,269
214,540	Freddie Mac Multifamily Structured Pass Through Cert KJ28 A1 (c)		1.7660	2/25/2025	222,561
1,338,547	Freddie Mac Multifamily Structured Pass Through Cert Q008 A (b,c)	US001M +0.39	1.9052	10/25/2045	1,343,520
193,242	Freddie Mac Non Gold Pool 1B2025 (b)	US0012M +1.86	4.1940	6/1/2034	196,766
161,248	Freddie Mac Non Gold Pool 1B2721 (b)	US0012M +1.73	3.7270	1/1/2035	163,469
75,021	Freddie Mac Non Gold Pool 1H2695 (b)	H15T1Y +2.17	4.3340	4/1/2036	75,766
226,415	Freddie Mac Non Gold Pool 1J1382 (b)	US0012M +1.64	3.7650	11/1/2036	231,248
76,179	Freddie Mac Non Gold Pool 1J1540 (b)	US0012M +2.18	4.1800	3/1/2037	77,086
237,334	Freddie Mac Non Gold Pool 1K0068 (b)	H15T1Y +2.51	4.2600	11/1/2036	239,508
418,610	Freddie Mac Non Gold Pool 1L1358 (b)	H15T1Y +2.50	4.6780	5/1/2036	427,627
149,847	Freddie Mac Non Gold Pool 1Q0092 (b)	H15T1Y +2.25	4.1880	3/1/2036	152,040
163,385	Freddie Mac Non Gold Pool 1Q0160 (b)	US0012M +1.76	4.0070	9/1/2035	165,571
60,749	Freddie Mac Non Gold Pool 1Q0647 (b)	US0012M +1.85	4.4580	11/1/2038	62,041
94,366	Freddie Mac Non Gold Pool 1Q1097 (b)	US0012M +1.74	3.8030	4/1/2037	96,048
121,452	Freddie Mac Non Gold Pool 1Q1104 (b)	US0012M +1.72	3.9890	4/1/2037	122,923
50,485	Freddie Mac Non Gold Pool 1Q1131 (b)	US0006M +1.70	3.8000	6/1/2037	50,901
123,250	Freddie Mac Non Gold Pool 1Q1302 (b)	US0012M +1.64	4.3030	11/1/2038	124,410
1,279,722	Freddie Mac Non Gold Pool 1Q1380 (b)	US0012M +1.91	3.9840	3/1/2038	1,302,656
123,319	Freddie Mac Non Gold Pool 1Q1446 (b)	H15T1Y +1.87	3.8640	9/1/2038	124,525
291,733	Freddie Mac Non Gold Pool 2B7388 (b)	US0012M +1.84	2.6240	1/1/2046	297,044
13,818	Freddie Mac Non Gold Pool 407736 (b)	H15T1Y +2.13	3.7500	1/1/2023	13,957
2,582	Freddie Mac Non Gold Pool 420178 (b)	COF 11 +1.25	5.7650	6/1/2020	2,578
8,566	Freddie Mac Non Gold Pool 420181 (b)	COF 11 +1.25	5.8780	8/1/2020	8,557
10,566	Freddie Mac Non Gold Pool 420198 (b)	COF 11 +1.25	5.9170	10/1/2020	10,610
13,216	Freddie Mac Non Gold Pool 420199 (b)	COF 11 +1.25	5.9550	11/1/2020	13,230
1,126,987	Freddie Mac Non Gold Pool 780722 (b)	H15T1Y +2.22	4.5010	8/1/2033	1,141,574
162,597	Freddie Mac Non Gold Pool 783000 (b)	H15T1Y +2.28	3.9960	1/1/2035	164,648
213,107	Freddie Mac Non Gold Pool 783028 (b)	H15T1Y +2.25	3.7590	2/1/2035	216,825
9,533	Freddie Mac Non Gold Pool 845830 (b)	US0006M +1.73	3.7300	7/1/2024	9,632
378,775	Freddie Mac Non Gold Pool 847103 (b)	H15T1Y +2.30	4.0240	1/1/2033	383,521
36,163	Freddie Mac Non Gold Pool 848565 (b)	US0012M +1.73	3.9770	12/1/2037	36,380
82,752	Freddie Mac Non Gold Pool 848568 (b)	H15T1Y +2.21	4.1220	9/1/2038	83,848
209,482	Freddie Mac Non Gold Pool 848575 (b)	H15T1Y +2.27	4.1060	2/1/2036	213,137
204,784	Freddie Mac Non Gold Pool 848685 (b)	H15T1Y +2.29	4.0500	2/1/2036	208,370
687,337	Freddie Mac Non Gold Pool 848690 (b)	H15T1Y +2.25	4.3280	3/1/2037	695,830
1,673,942	Freddie Mac Non Gold Pool 848949 (b)	H15T1Y +2.25	4.3890	9/1/2038	1,691,674
693,067	Freddie Mac Non Gold Pool 849046 (b)	US0012M +1.90	4.7710	9/1/2041	709,668
115,831	Freddie Mac Non Gold Pool 972132 (b)	H15T1Y +2.23	4.0170	11/1/2033	117,678
47,519	Freddie Mac Non Gold Pool 972257 (b)	US0012M +1.79	4.6600	5/1/2037	48,224
1,477,562	Freddie Mac Pool SB803		2.5000	2/1/2035	1,535,820
108,317	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	115,466
93,757	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	107,711
62,022	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	68,191
26,897	Freddie Mac REMICS 2412 OF (b,c)	LIBOR01M +0.95	1.6546	12/15/2031	27,027
49,048	Freddie Mac REMICS 2448 FV (b,c)	LIBOR01M +1.00	1.7046	3/15/2032	49,400
14,071	Freddie Mac REMICS 2450 FW (b,c)	LIBOR01M +0.50	1.2046	3/15/2032	13,934
149,773	Freddie Mac REMICS 2526 FC (b,c)	LIBOR01M +0.40	1.1046	11/15/2032	148,992
18,324	Freddie Mac REMICS 2557 WF (b,c)	LIBOR01M +0.40	1.1046	1/15/2033	17,706
75,691	Freddie Mac REMICS 2581 FD (b,c)	LIBOR01M +0.75	1.4546	12/15/2032	75,500

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 56.5% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 15.9% (a)(continued)
46,681	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	51,990
27,197	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	27,778
492,562	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	518,537
376,104	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	423,788
866	Freddie Mac REMICS 3016 FL (b,c)	LIBOR01M +0.39	1.0946	8/15/2035	857
567,969	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	651,754
60,750	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	64,460
446,840	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	506,678
220,254	Freddie Mac REMICS 3561 W (c)		2.8290	6/15/2048	229,290
377,605	Freddie Mac REMICS 3620 AT (c,d)		3.9474	12/15/2036	415,076
114,147	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	126,003
					27,071,141
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.0% (a)
471,963	Fannie Mae Aces 2015-M17 FA (b,c)	LIBOR01M +0.93	2.5844	11/25/2022	472,894
2,000,000	Fannie Mae Aces 2017-M3 A2 (c,d)		2.4827	12/25/2026	2,115,618
2,970,000	Fannie Mae Aces 2017-M14 A2 (c,d)		2.8758	11/25/2027	3,277,652
17,997	Fannie Mae Pool 202436 (b)	H15T3Y +2.23	3.8550	2/1/2023	18,225
6,102	Fannie Mae Pool 303212 (b)	US0006M +2.09	3.9750	2/1/2025	6,174
224,580	Fannie Mae Pool 555375		6.0000	4/1/2033	258,702
70,733	Fannie Mae Pool 583934 (b)	H15T1Y +2.27	4.6450	5/1/2031	71,328
96,883	Fannie Mae Pool 619105 (b)	H15T1Y +2.13	4.6250	5/1/2032	97,566
24,323	Fannie Mae Pool 642012 (b)	H15T1Y +2.27	4.7650	5/1/2032	24,491
45,652	Fannie Mae Pool 684842 (b)	H15T1Y +2.43	4.6330	1/1/2030	46,198
252,001	Fannie Mae Pool 699985 (b)	H15T1Y +2.19	4.7250	4/1/2033	254,221
168,829	Fannie Mae Pool 721424 (b)	H15T1Y +2.29	4.6780	6/1/2033	170,658
26,981	Fannie Mae Pool 725052 (b)	H15T1Y +2.16	4.6620	7/1/2033	27,286
12,119	Fannie Mae Pool 725320 (b)	H15T1Y +2.24	4.6710	8/1/2039	12,218
105,256	Fannie Mae Pool 725392 (b)	H15T1Y +2.21	4.4090	4/1/2034	107,493
20,033	Fannie Mae Pool 732087 (b)	H15T1Y +2.44	4.8150	8/1/2033	20,214
107,863	Fannie Mae Pool 735667		5.0000	7/1/2035	119,681
70,639	Fannie Mae Pool 748848 (b)	H15T1Y +2.27	4.6480	6/1/2037	71,495
152,691	Fannie Mae Pool 751930 (b)	US0012M +1.75	3.6250	10/1/2033	154,018
80,357	Fannie Mae Pool 762519		5.5000	11/1/2023	84,480
66,250	Fannie Mae Pool 766907 (b)	US0012M +1.80	4.8890	3/1/2034	67,395
59,496	Fannie Mae Pool 783245 (b)	12MTA +1.20	3.2530	4/1/2034	58,763
39,634	Fannie Mae Pool 803338 (b)	12MTA +1.20	3.2530	9/1/2044	39,025
328,796	Fannie Mae Pool 805753 (b)	H15T1Y +2.31	3.9380	1/1/2035	334,829
302,351	Fannie Mae Pool 813637 (b)	H15T1Y +2.19	3.8100	1/1/2036	305,885
124,465	Fannie Mae Pool 813844 (b)	US0006M +1.53	3.4270	1/1/2035	126,572
51,699	Fannie Mae Pool 823235 (b)	US0012M +2.47	5.3480	6/1/2035	52,334
300,778	Fannie Mae Pool 829608 (b)	H15T1Y +2.22	4.3490	8/1/2035	303,401
108,060	Fannie Mae Pool 832249 (b)	US0012M +1.56	4.2020	8/1/2035	109,227
94,469	Fannie Mae Pool 838444 (b)	H15T1Y +2.22	4.3070	8/1/2035	95,750
187,864	Fannie Mae Pool 838948 (b)	US0006M +1.51	3.3950	8/1/2035	190,942
16,359	Fannie Mae Pool 844532 (b)	12MTA +1.75	3.8020	11/1/2035	16,429
63,344	Fannie Mae Pool 846695 (b)	US0006M +2.55	4.7370	11/1/2035	63,848
283,704	Fannie Mae Pool 846749 (b)	US0006M +2.34	4.2590	1/1/2036	286,417
38,801	Fannie Mae Pool 863729 (b)	H15T1Y +2.27	3.8930	1/1/2036	39,198
34,329	Fannie Mae Pool 879683 (b)	H15T1Y +2.15	4.3720	9/1/2036	34,500
37,333	Fannie Mae Pool 880366 (b)	US0006M +1.43	3.3590	2/1/2036	37,843
200,842	Fannie Mae Pool 880373 (b)	US0012M +1.57	3.5520	2/1/2036	202,446
58,857	Fannie Mae Pool 886376 (b)	12MTA +2.35	4.3690	8/1/2036	60,308
277,274	Fannie Mae Pool 888310 (b)	US0012M +1.61	4.4650	4/1/2037	281,705
112,334	Fannie Mae Pool 888628 (b)	US0012M +1.79	4.0700	7/1/2037	113,720
416,273	Fannie Mae Pool 889819 (b)	US0012M +1.56	4.1210	4/1/2037	420,107
282,984	Fannie Mae Pool 889822 (b)	US0012M +1.60	4.0770	7/1/2035	285,460
215,978	Fannie Mae Pool 894110 (b)	12MTA +2.23	4.3250	10/1/2036	216,647
16,005	Fannie Mae Pool 89417 (b)	H15BDI6M +1.75	4.5000	7/1/2029	16,224
86,159	Fannie Mae Pool 894530 (b)	H15T1Y +2.50	4.1710	5/1/2035	88,292
9,621	Fannie Mae Pool 899633		5.5000	7/1/2037	10,687
227,781	Fannie Mae Pool 900197 (b)	US0012M +2.08	4.2680	10/1/2036	233,681
19,552	Fannie Mae Pool 906281 (b)	US0012M +1.75	3.7950	1/1/2037	19,954
703,481	Fannie Mae Pool 910289 (b)	US0012M +1.81	4.6660	3/1/2037	714,762

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 56.5% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.0% (a)(continued)
243,224	Fannie Mae Pool 920847 (b)	H15T1Y +2.50	4.5390	8/1/2036	247,883
195,928	Fannie Mae Pool 964244 (b)	US0012M +1.62	4.3690	7/1/2038	200,234
173,140	Fannie Mae Pool 964760 (b)	US0012M +1.66	4.3470	8/1/2038	174,559
121,904	Fannie Mae Pool 995008 (b)	12MTA +2.29	4.3490	10/1/2036	124,917
28,776	Fannie Mae Pool 995134 (b)	H15T1Y +2.16	4.6140	6/1/2036	29,043
64,978	Fannie Mae Pool 995269 (b)	US0006M +1.54	3.4970	7/1/2035	66,108
31,481	Fannie Mae Pool 995552 (b)	H15T1Y +2.18	4.4130	5/1/2035	32,293
27,298	Fannie Mae Pool 995949 (b)	12MTA +2.31	4.3630	9/1/2036	27,502
695,875	Fannie Mae Pool AB5519		3.5000	7/1/2042	743,740
258,332	Fannie Mae Pool AB5688		3.5000	7/1/2037	276,216
990,784	Fannie Mae Pool AB7016		4.0000	11/1/2042	1,089,034
436,305	Fannie Mae Pool AB9096		4.0000	4/1/2043	479,243
57,011	Fannie Mae Pool AC2472		5.0000	6/1/2040	62,407
40,269	Fannie Mae Pool AC8301 (b)	US0012M +1.81	3.8100	12/1/2039	40,705
560,986	Fannie Mae Pool AD0541 (b)	H15T1Y +2.17	4.2760	11/1/2033	568,230
237,088	Fannie Mae Pool AD0959 (b)	US0006M +2.27	4.2680	7/1/2037	246,053
181,327	Fannie Mae Pool AE0354 (b)	US0012M +1.73	4.4420	9/1/2037	183,689
110,545	Fannie Mae Pool AE0870 (b)	US0012M +1.68	4.1650	11/1/2036	111,883
147,896	Fannie Mae Pool AI4385 (b)	US0012M +1.80	3.8000	12/1/2041	149,537
601,426	Fannie Mae Pool AJ0875 (b)	US0012M +1.80	3.7310	10/1/2041	615,841
185,549	Fannie Mae Pool AL0332 (b)	H15T1Y +2.14	4.0650	9/1/2034	188,347
171,338	Fannie Mae Pool AL0361 (b)	H15T1Y +2.22	4.5980	7/1/2035	172,907
27,851	Fannie Mae Pool AL0883 (b)	US0012M +1.11	3.1240	1/1/2038	28,000
84,576	Fannie Mae Pool AL0920		5.0000	7/1/2037	93,836
967,040	Fannie Mae Pool AL1270 (b)	H15T1Y +2.19	4.3430	10/1/2034	979,641
88,606	Fannie Mae Pool AL1271 (b)	H15T1Y +2.29	4.2740	10/1/2033	89,593
406,301	Fannie Mae Pool AL1288 (b)	US0012M +1.62	3.9590	9/1/2037	408,247
1,336,910	Fannie Mae Pool AL1890 (b)	US0012M +1.90	4.0230	3/1/2037	1,364,646
55,669	Fannie Mae Pool AL2559 (b)	US0012M +1.80	4.4330	7/1/2041	56,505
1,123,586	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,201,266
5,195,687	Fannie Mae Pool AO8169		3.5000	9/1/2042	5,555,515
1,461,723	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,562,453
758,633	Fannie Mae Pool AQ9715		3.0000	1/1/2043	808,512
2,040,000	Fannie Mae Pool BL0481		3.5800	1/1/2026	2,287,792
4,118,863	Fannie Mae Pool BM1078 (b)	H15T1Y +2.17	4.4110	12/1/2040	4,166,124
992,504	Fannie Mae Pool MA1404		3.5000	4/1/2043	1,061,262
1,449,651	Fannie Mae Pool MA3536		4.0000	12/1/2048	1,546,264
1,042	Fannie Mae REMICS 1999-57 FC (b,c)	LIBOR01M +0.25	1.0501	11/17/2029	1,033
382,123	Fannie Mae REMICS 2000-45 FD (b,c)	LIBOR01M +0.55	1.1616	12/18/2030	381,543
262,100	Fannie Mae REMICS 2000-45 FG (b,c)	LIBOR01M +0.55	1.1616	12/18/2030	261,703
61,997	Fannie Mae REMICS 2002-16 VF (b,c)	LIBOR01M +0.55	1.4966	4/25/2032	60,603
107,626	Fannie Mae REMICS 2002-30 FB (b,c)	LIBOR01M +1.00	1.9466	8/25/2031	108,551
25,272	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	27,548
4,850	Fannie Mae REMICS 2003-35 FG (b,c)	LIBOR01M +0.30	1.2466	5/25/2033	4,761
22,523	Fannie Mae REMICS 2003-41 JW (c)		5.0000	5/25/2023	22,875
140,569	Fannie Mae REMICS 2003-134 FC (b,c)	LIBOR01M +0.60	1.5466	12/25/2032	140,170
49,164	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	56,953
183,496	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	192,203
142,758	Fannie Mae REMICS 2008-86 LA (c,d)		3.5042	8/25/2038	156,657
154,420	Fannie Mae REMICS 2009-50 PT (c,d)		6.1328	5/25/2037	180,878
697,479	Fannie Mae REMICS 2010-60 HB (c)		5.0000	6/25/2040	798,368
203,618	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	236,451
485,407	Fannie Mae REMICS 2013-63 YF (b,c)	LIBOR01M +1.00	1.9466	6/25/2043	471,006
1,178	Fannie Mae REMICS G92-25 FA (b,c)	LIBOR01M +0.90	1.8466	5/25/2022	1,169
					42,379,462
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.6%
48,378	Ginnie Mae II Pool 710063 (d)		4.6500	1/20/2061	48,726
20,528	Ginnie Mae II Pool 710065 (d)		4.8100	2/20/2061	21,412
12,779	Ginnie Mae II Pool 710084 (d)		4.7000	8/20/2061	13,021
1,091	Ginnie Mae II Pool 751387 (d)		4.7420	1/20/2061	1,144
221,820	Ginnie Mae II Pool 751408 (d)		4.8170	6/20/2061	228,866

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 56.5% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.6% (continued)
1,927	Ginnie Mae II Pool 756713 (d)		4.6320	3/20/2062	1,933
5,312	Ginnie Mae II Pool 757339 (d)		4.8620	2/20/2062	5,421
9,500	Ginnie Mae II Pool 757348 (d)		4.8490	6/20/2062	9,727
15,191	Ginnie Mae II Pool 759745 (d)		4.8150	5/20/2062	15,774
233,872	Ginnie Mae II Pool 765229 (d)		4.5530	11/20/2062	234,436
126,125	Ginnie Mae II Pool 766540 (d)		4.5830	7/20/2062	126,346
235,388	Ginnie Mae II Pool 766542 (d)		4.5900	11/20/2062	235,918
16,591	Ginnie Mae II Pool 766556 (d)		4.7550	8/20/2062	16,874
36,154	Ginnie Mae II Pool 773431 (d)		4.5310	12/20/2061	38,048
1,425	Ginnie Mae II Pool 773437 (d)		4.4850	2/20/2062	1,450
401,407	Ginnie Mae II Pool 777428 (d)		4.2850	2/20/2063	404,390
43,894	Ginnie Mae II Pool 777432 (d)		4.5990	10/20/2062	44,550
397,839	Ginnie Mae II Pool 777440 (d)		4.5060	12/20/2062	405,029
306,684	Ginnie Mae II Pool 891616 (b)	H15T1Y +1.40	2.9300	6/20/2058	312,685
70,297	Ginnie Mae II Pool 894704 (b)	H15T1Y +0.88	2.4120	10/20/2061	71,210
1,948,962	Ginnie Mae II Pool 896363 (b)	H15T1Y +0.74	2.2720	7/20/2062	1,964,805
558,819	Ginnie Mae II Pool 896982 (b)	H15T1Y +1.14	2.6700	12/20/2061	565,984
744,393	Ginnie Mae II Pool 897906 (b)	H15T1Y +0.83	2.3650	6/20/2062	753,232
158,615	Ginnie Mae II Pool 898416 (b)	US0001M +1.97	3.7670	2/20/2063	163,708
1,023,090	Ginnie Mae II Pool 898433 (b)	US0001M +2.18	3.9790	1/20/2063	1,056,063
773,119	Ginnie Mae II Pool 898436 (b)	US0001M +2.20	3.9790	2/20/2063	798,262
463,169	Ginnie Mae II Pool 899072 (b)	US0001M +2.04	3.8710	10/20/2062	479,332
1,796,765	Ginnie Mae II Pool 899633 (b)	US0001M +2.10	3.8930	1/20/2063	1,864,320
1,183,994	Ginnie Mae II Pool 899650 (b)	US0001M +1.89	3.6890	2/20/2063	1,224,565
746,613	Ginnie Mae II Pool 899651 (b)	US0001M +2.36	4.1610	2/20/2063	775,610
1,637,302	Ginnie Mae II Pool 899765 (b)	US0001M +2.03	3.8240	2/20/2063	1,699,973
78,829	Ginnie Mae II Pool AE9606 (b)	H15T1Y +1.14	2.6700	8/20/2064	80,051
31,850	Ginnie Mae II Pool AF5211 (b)	H15T1Y +1.39	3.0160	11/20/2063	32,520
43,838	Ginnie Mae II Pool AG8190 (b)	H15T1Y +1.14	2.6670	9/20/2064	44,515
73,351	Ginnie Mae II Pool AG8209 (b)	H15T1Y +0.87	2.4000	10/20/2064	74,267
58,849	Ginnie Mae II Pool AG8275 (b)	H15T1Y +1.14	2.6670	3/20/2065	59,796
74,519	Ginnie Mae II Pool AK0197 (b)	H15T1Y +0.71	2.2430	9/20/2064	75,232
65,282	Government National Mortgage Association 2003-72 Z (c,d)		5.2900	11/16/2045	71,515
12,045	Government National Mortgage Association 2003-88 Z (c,d)		5.4336	3/16/2046	12,912
126,213	Government National Mortgage Association 2011-H15 FA (b,c)	US0001M +0.45	2.1119	6/20/2061	124,765
14,092	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	14,479
16,871	Government National Mortgage Association 2012-124 HT (c,d)		6.5000	7/20/2032	16,529
178,662	Government National Mortgage Association 2012-H11 FA (b,c)	US0001M +0.70	2.3619	2/20/2062	177,828
75,477	Government National Mortgage Association 2012-H21 CF (b,c)	US0001M +0.70	2.3619	5/20/2061	74,722
99,306	Government National Mortgage Association 2012-H29 HF (b,c)	US0001M +0.50	2.1619	10/20/2062	98,251
32,459	Government National Mortgage Association 2013-H02 GF (b,c)	US0001M +0.50	2.1619	12/20/2062	31,847
1,571,645	Government National Mortgage Association 2013-H22 FT (b,c)	H15T1Y +0.65	2.1500	4/20/2063	1,567,964
315,687	Government National Mortgage Association 2013-H25 SA (b,c)	US0001M +0.75	2.4119	10/20/2063	313,640
4,193,395	Government National Mortgage Association 2014-H12 HZ (c,d)		4.6011	6/20/2064	4,667,365
960,178	Government National Mortgage Association 2014-H14 FA (b,c)	US0001M +0.50	2.2344	7/20/2064	946,357
695,994	Government National Mortgage Association 2014-H15 FA (b,c)	US0001M +0.50	2.1619	7/20/2064	684,504
32,738	Government National Mortgage Association 2015-H05 FA (b,c)	US0001M +0.30	1.9619	4/20/2061	32,319
50,310	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	50,017
17,027	Government National Mortgage Association 2015-H11 FA (b,c)	US0001M +0.25	1.9119	4/20/2065	16,802
105,636	Government National Mortgage Association 2015-H12 FL (b,c)	US0001M +0.23	1.8919	5/20/2065	103,955
97,669	Government National Mortgage Association 2015-H13 FL (b,c)	US0001M +0.28	1.9419	5/20/2063	96,487
143,621	Government National Mortgage Association 2015-H19 FH (b,c)	US0001M +0.30	1.9619	7/20/2065	142,844
781,902	Government National Mortgage Association 2016-H10 FJ (b,c)	US0001M +0.60	2.2619	4/20/2066	782,993
417,072	Government National Mortgage Association 2016-H19 FJ (b,c)	US0001M +0.40	2.0619	9/20/2063	416,471
330,129	Government National Mortgage Association 2018-H04 FG (b,c)	US0012M +0.28	1.9419	2/20/2068	323,465
1,504,983	Government National Mortgage Association 2018-H11 FJ (b,c)	US0012M +0.08	2.5903	6/20/2068	1,462,077
275,448	Government National Mortgage Association 2019-H13 FT (b,c)	H15T1Y +0.45	1.9500	8/20/2069	273,620
					26,452,923

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $94,619,940)				95,903,526

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
	U.S. TREASURY NOTE - 0.1%
40,000	United States Treasury Note/Bond		0.3750	3/31/2022	40,121
210,000	United States Treasury Note/Bond		0.5000	3/31/2025	211,321
	TOTAL U.S. TREASURY NOTE (Cost - $249,620)				251,442

	SHORT TERM INVESTMENTS - 29.1%
	U.S. TREASURY BILLS - 29.1%		Discount Rate (%)
7,230,000	United States Treasury Bill		1.6308	4/2/2020	7,230,002
7,400,000	United States Treasury Bill		0.9675	4/14/2020	7,398,647
7,400,000	United States Treasury Bill		1.5391	5/7/2020	7,399,602
5,675,000	United States Treasury Bill		0.1631	6/4/2020	5,674,370
7,220,000	United States Treasury Bill		1.5594	6/18/2020	7,218,706
7,240,000	United States Treasury Bill		1.5307	7/23/2020	7,238,381
7,205,000	United States Treasury Bill		1.5264	8/13/2020	7,203,183
	TOTAL SHORT TERM INVESTMENTS (Cost - $49,269,894)				49,362,891

	TOTAL INVESTMENTS - 85.7% (Cost - $144,139,454)				$ 145,517,859
	OTHER ASSETS LESS LIABILITIES - 14.3%				24,312,002
	TOTAL NET ASSETS - 100.0%				$ 169,829,861

	12MTA - 12 Month Treasury Average
	COF 11 - Cost of Funds Index
	H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate
	H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
	H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
	LIBOR01M - London Interbank Offered Rate 1 Month
	US0001M - 1 month US Dollar USD LIBOR interest rate
	US0006M - 6 month US Dollar USD LIBOR interest rate
	US0012M - 12 month US Dollar USD LIBOR interest rate
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2020.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2020, for the Fund’s investments measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
U.S. Government Agencies		$ -	$ 95,903,526	$ -	$ 95,903,526
U.S. Treasury Notes		-	251,442	-	251,442
Short-Term Investments		-	49,362,891	-	49,362,891
Total		$ -	$ 145,517,859	$ -	$ 145,517,859
The Fund did not hold any Level 3 securities during the period.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS
The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
	$ 144,139,454	$ 2,816,296	$ (1,437,891)	$ 1,378,405